Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

8. Accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023
	$	$
Trade payable	118,481	362,198
Sales tax payable	487,901	653,792
Accrued liabilities	784,125	824,102

	1,390,507	1,840,092